Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Developing Growth Fund

For the period ended October 31, 2021

Schedule of Investments (unaudited)

October 31, 2021

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.79%
COMMON STOCKS 99.79%

Aerospace & Defense 2.69%
Axon Enterprise, Inc.*	562,308	$101,193
CAE, Inc. (Canada)*(a)	1,144,880	34,770
Total		135,963

Auto Components 1.86%
Fox Factory Holding Corp.*	388,138	62,471
Gentherm, Inc.*	428,735	31,568
Total		94,039

Banks 2.59%
Silvergate Capital Corp. Class A*	451,113	70,653
Western Alliance Bancorp	517,624	60,091
Total		130,744

Beverages 1.73%
Celsius Holdings, Inc.*	687,410	66,349
Duckhorn Portfolio, Inc. (The)*	1,088,547	21,052
Total		87,401

Biotechnology 13.85%
ALX Oncology Holdings, Inc.*	494,209	27,696
Arena Pharmaceuticals, Inc.*	395,393	22,692
Biohaven Pharmaceutical Holding Co. Ltd.*	340,543	48,466
Blueprint Medicines Corp.*	484,435	54,494
Bridgebio Pharma, Inc.*	706,258	34,875
CareDx, Inc.*	537,452	27,410
Cerevel Therapeutics Holdings, Inc.*(b)	628,604	25,553
Curis, Inc.*	2,127,856	13,831
Intellia Therapeutics, Inc.*	444,407	59,097
Karuna Therapeutics, Inc.*	193,760	27,200
Krystal Biotech, Inc.*	689,547	34,540
Mirati Therapeutics, Inc.*	384,068	72,597
Natera, Inc.*	743,870	85,225
Investments	Shares	Fair Value (000)
Biotechnology (continued)
Rocket Pharmaceuticals, Inc.*	683,951	$20,320
Sarepta Therapeutics, Inc.*	251,764	19,922
SpringWorks Therapeutics, Inc.*	274,902	18,435
TG Therapeutics, Inc.*	990,531	30,924
Turning Point Therapeutics, Inc.*	333,269	13,857
Ultragenyx Pharmaceutical, Inc.*	385,419	32,344
Xenon Pharmaceuticals, Inc. (Canada)*(a)	982,271	30,598
Total		700,076

Building Products 1.76%
AZEK Co., Inc. (The)*	1,373,869	50,407
Trex Co., Inc.*	363,064	38,630
Total		89,037

Capital Markets 1.86%
Evercore, Inc. Class A	498,286	75,660
Open Lending Corp. Class A*	589,846	18,592
Total		94,252

Chemicals 2.16%
Balchem Corp.	341,272	52,245
Livent Corp.*	2,012,585	56,795
Total		109,040

Communications Equipment 2.18%
Calix, Inc.*	1,762,674	110,326

Construction & Engineering 0.37%
Ameresco, Inc. Class A*	226,580	18,609

Construction Materials 0.95%
Eagle Materials, Inc.	322,771	47,886

Diversified Consumer Services 0.23%
Duolingo, Inc.*(b)	66,158	11,491

Electronic Equipment, Instruments & Components 1.16%
Littelfuse, Inc.	200,065	58,929

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

October 31, 2021

Investments	Shares	Fair Value (000)
Energy Equipment & Services 0.22%
MELI Kaszek Pioneer Corp. Class A*	895,435	$11,238

Health Care Equipment & Supplies 7.82%
Axonics, Inc.*	1,211,215	88,843
Figs, Inc. Class A*(b)	1,059,041	35,594
Inmode Ltd. (Israel)*(a)	1,194,417	113,159
Ortho Clinical Diagnostics Holdings plc*	1,148,499	22,706
Shockwave Medical, Inc.*	446,320	95,379
Tandem Diabetes Care, Inc.*	292,901	39,931
Total		395,612

Health Care Technology 2.57%
Inspire Medical Systems, Inc.*	323,843	87,302
Phreesia, Inc.*	605,364	42,702
Total		130,004

Hotels, Restaurants & Leisure 1.94%
Marriott Vacations Worldwide Corp.	327,368	51,469
Papa John’s International, Inc.	375,678	46,614
Total		98,083

Household Durables 4.03%
LGI Homes, Inc.*	340,551	50,844
Sonos, Inc.*	1,565,018	51,051
Tempur Sealy International, Inc.	1,841,456	81,889
Traeger, Inc.*(b)	1,049,317	19,822
Total		203,606

Information Technology Services 6.82%
BigCommerce Holdings, Inc.*	250,404	11,571
DigitalOcean Holdings, Inc.*	494,108	48,220
Endava plc ADR*	645,537	102,292
Flywire Corp.*(b)	531,121	25,196
Globant SA (Uruguay)*(a)	226,563	72,317
Shift4 Payments, Inc. Class A*	695,159	43,886
TaskUS, Inc. Class A*(b)	714,945	41,395
Total		344,877
Investments	Shares	Fair Value (000)
Insurance 0.83%
Goosehead Insurance, Inc. Class A	290,942	$41,983

Interactive Media & Services 3.19%
Bumble, Inc. Class A*(b)	1,588,231	83,414
Eventbrite, Inc. Class A*	1,644,853	33,292
ZipRecruiter, Inc. Class A*	1,598,712	44,412
Total		161,118

Leisure Products 2.16%
Callaway Golf Co.*	1,308,384	35,392
YETI Holdings, Inc.*	752,181	73,962
Total		109,354

Life Sciences Tools & Services 0.38%
Quanterix Corp.*	385,279	19,499

Machinery 4.88%
Altra Industrial Motion Corp.	609,878	31,805
Chart Industries, Inc.*	441,518	78,378
Evoqua Water Technologies Corp.*	1,251,163	52,336
Kornit Digital Ltd. (Israel)*(a)	257,378	43,054
RBC Bearings, Inc.*	175,914	41,152
Total		246,725

Media 0.37%
Integral Ad Science Holding Corp.*	755,182	18,555

Personal Products 1.05%
Beauty Health Co. (The)*(b)	1,938,051	53,238

Pharmaceuticals 1.22%
Intra-Cellular Therapies, Inc.*	1,430,414	61,608

Professional Services 1.96%
Insperity, Inc.	390,247	48,781
Upwork, Inc.*	1,067,455	50,298
Total		99,079

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

October 31, 2021

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 9.66%
Ambarella, Inc.*	408,496	$75,911
Brooks Automation, Inc.	606,541	70,632
CEVA, Inc.*	516,218	23,545
Diodes, Inc.*	941,201	90,440
MKS Instruments, Inc.	255,242	38,299
Semtech Corp.*	1,129,948	96,079
Silicon Motion Technology Corp. ADR	603,742	43,113
SiTime Corp.*	190,354	50,423
Total		488,442

Software 9.62%
Appian Corp.*(b)	222,332	22,102
Asana, Inc. Class A*	325,861	44,252
Clear Secure, Inc. Class A*(b)	476,750	21,306
Everbridge, Inc.*	393,191	62,639
Jamf Holding Corp.*	1,409,925	67,183
Lightspeed Commerce, Inc. (Canada)*(a)	380,605	37,181
Olo Inc. Class A*	686,250	18,680
Rapid7, Inc.*	693,662	89,309
Riskified Ltd. Class A (Israel)*(a)	926,069	17,910
Sprinklr, Inc. Class A*(b)	854,938	16,501
Sprout Social, Inc. Class A*	698,850	89,229
Total		486,292

Specialty Retail 3.72%
Boot Barn Holdings, Inc.*	287,944	30,087
National Vision Holdings, Inc.*	1,206,051	74,341
Petco Health & Wellness Co., Inc.*(b)	1,350,593	33,400
RH*	76,612	50,536
Total		188,364

Textiles, Apparel & Luxury Goods 2.69%
Crocs, Inc.*	841,791	135,907
Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.27%
Rush Enterprises, Inc. Class A	1,233,744	$64,253
Total Common Stocks (cost $3,630,538,626)		5,045,630

	Principal Amount (000)

SHORT-TERM INVESTMENTS 3.05%

Repurchase Agreements 0.38%

Repurchase Agreement dated 10/29/2021, 0.00% due 11/1/2021 with Fixed Income Clearing Corp. collateralized by $20,675,600 of U.S. Treasury Note at .50% due 10/31/2027; value: $19,729,295; proceeds: $19,342,444 (cost $19,342,444)	$19,342	19,342

	Shares

Money Market Funds 2.40%
Fidelity Government Portfolio(c) (cost $121,361,390)	121,361,390	121,361

Time Deposits 0.27%
CitiBank N.A.(c) (cost $13,484,599)	13,484,599	13,485
Total Short-Term Investments (cost $154,188,433)		154,188
Total Investments in Securities 102.84% (cost $3,784,727,059)		5,199,818
Other Assets and Liabilities – Net (2.84)%		(143,556)
Net Assets 100.00%		$5,056,262

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(concluded)

October 31, 2021

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks	$5,045,630	$–	$–	$5,045,630
Short-Term Investments
Repurchase Agreements	–	19,342	–	19,342
Money Market Funds	121,361	–	–	121,361
Time Deposits	–	13,485	–	13,485
Total	$5,166,991	$32,827	$–	$5,199,818

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board convenes on a regular basis to review fair value determinations made by the Pricing Committee pursuant to the procedures and employs techniques such as reviews of any related market activity, transactional back-testing disposition analysis and regular review of inputs and assumptions.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the

Notes to Schedule of Investments (unaudited)(continued)

risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of October 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or has become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

Notes to Schedule of Investments (unaudited)(concluded)

As of October 31, 2021, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
132,878,825	134,845,989

QPHR-DEV-1Q

(10/21)